Expense Example (Capital Appreciation Value Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Capital Appreciation Value Trust
Expense Example:
Year 1	$ 108
Year 3	229
Year 5	477
Year 10	1,186
Series II, Capital Appreciation Value Trust
Expense Example:
Year 1	128
Year 3	271
Year 5	563
Year 10	1,394
Series NAV, Capital Appreciation Value Trust
Expense Example:
Year 1	103
Year 3	219
Year 5	455
Year 10	$ 1,133